SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
5.
SHARE-BASED COMPENSATION

The Company has various stock plans under which employees and directors may be granted non-vested stock which vests over a specific time period. The 2007 Stock Plan also allows for the granting of non-qualified stock options or incentive stock options. Upon vesting, the stock options allow the participant to purchase common stock at 100% of the closing market price on the day the options were granted. No options were granted in 2014, 2013 or 2012. As of December 31, 2014, there were 1.2 million shares available to be granted as non-vested stock under the Company’s existing stock plans.

Stock options became exercisable over a three-year vesting period, or earlier upon retirement, and expire 10 years from the date of grant. Expense for stock options was recognized on a straight-line basis over three years from the date of grant or over the period from the date of grant until the participant was retirement-eligible, whichever was less. Treasury shares are issued for non-vested stock awards and for the exercise of stock options.

The following table summarizes the transactions involving the Company’s stock option plans:

(in thousands except exercise price and life)	Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	207	$22.36	3.1	$3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	22.35	2.7	1,859
Exercised	(48)	21.00
Outstanding at December 31, 2013	93	23.04	2.2	2,374
Exercised	(27)	21.92
Outstanding at December 31, 2014	66	$23.49	1.7	$2,438
Exercisable at December 31, 2014	66	$23.49	1.7	$2,438

The aggregate intrinsic value of stock options exercised during 2014, 2013 and 2012, was $0.8 million, $1.1 million and $0.9 million, respectively.

As of December 31, 2014, all stock options outstanding were vested.

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2014:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-23.08	$23.09-26.11	$26.12-30.07
Options outstanding	25	20	21
Weighted average remaining contractual life, in years	1.1	1.3	2.8
Weighted average exercise price	$19.34	$23.86	$28.16
Options exercisable	25	20	21
Weighted average exercise price	$19.34	$23.86	$28.16

The Company’s stock plans also provide for the awarding of non-vested stock. Prior to December 2014, expense for shares of non-vested stock is recognized over the vesting period or during the period from the date of grant until the participant reaches age 65, whichever is shorter. The vesting period is five years for awards granted prior to December 2013 and three years beginning with awards granted in December 2013. During the period of restriction, the holder of non-vested stock has voting rights and is entitled to receive all dividends and other distributions paid with respect to the stock.

The December 2013 grant consisted of 50% performance stock units and 50% time-vesting stock. The number of shares issued under the performance stock units are based on certain performance metrics measured over a two-year performance period and the awards have a three-year vesting period. Two year performance that exceeds the stated performance metrics would result in an award up to 150% of the original grant. The holder of the performance stock units are not entitled to vote or receive dividends and other distributions paid with respect to the stock, until the units have vested and the shares of stock are issued.

The December 2014 grant consisted of 100% performance stock unit awards which are based on a three-year performance and vesting period and a pro-rata vesting upon retirement. Three year performance that exceeds the stated performance metrics would result in an award up to 150% of the original grant. The holder of the performance stock units are not entitled to vote or receive dividends and other distributions paid with respect to the stock, until the units have vested and the shares of stock are issued.

The Company expenses awards for non-vested stock based on the fair value of the Company’s common stock at the date of the grant.

The following table summarizes the non-vested stock and performance stock unit activity:

(in thousands except fair value)	Shares	Grant Date Weighted Average Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2011	400	$31.42	$15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	33.22	12,046
Granted	262	46.14
Vested	(94)	40.57
Cancelled	(10)	42.22
Outstanding at December 31, 2013	497	38.46	24,095
Granted	171	55.21
Vested	(40)	27.15
Cancelled	(24)	40.84
Outstanding at December 31, 2014	604	$43.84	$36,454

The total intrinsic values of shares vested during 2014, 2013 and 2012, was $2.2 million, $4.4 million and $11.2 million, respectively.

As of December 31, 2014, total remaining unearned compensation, net of expected forfeitures, related to non-vested stock and performance stock units was $15.7 million, which will be amortized over the weighted average remaining service period of 1.98 years.

Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings was $6.3 million, $8.4 million and $10.1 million in 2014, 2013 and 2012, respectively. Tax related benefits of $2.4 million, $2.6 million and $2.4 million were also recognized in 2014, 2013 and 2012, respectively. Cash received from the exercise of stock options was $0.6 million, $1.0 million and $1.5 million for 2014, 2013 and 2012, respectively, and is reflected in cash flows from financing activities in the Consolidated Statements of Cash Flows.